Share-based Compensation - Restricted Share Unit Award Activities - Narrative (Details) - Restricted share units $ / shares in Units, $ in Millions	Dec. 31, 2022 USD ($) $ / shares shares
2009 Restricted Share Unit Plan and 2019 Restricted Share Unit Plan
Share based Compensation
Aggregate intrinsic value of RSUs outstanding | $	$ 944.5
Company's closing stock price per ADS used to calculate intrinsic value | $ / shares	$ 72.63
2019 Restricted Share Unit Plan
Share based Compensation
Number of shares available for future grant | shares	258,221,415